Cover	Oct. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 13, 2025
Entity Registrant Name	Ibotta, Inc.
Entity Tax Identification Number	35-2426358
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Denver
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	593-1633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00001 par value per share
Trading Symbol	IBTA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-42018
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1801 California Street
Entity Address, State or Province	CO
Amendment Flag	0001538379
Amendment Flag	false